REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 430,027		$ 350,689	$ 219,652
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%